Income Taxes - Schedule of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal and state net operating loss carryforwards	$ 3,279,000	$ 1,821,000
Stock-based compensation	857,000	857,000
California franchise tax	(242,000)	(94,000)
Differences in tax basis	2,430,000	466,000
Accrued expenses and other	163,000	16,000
Total deferred tax assets	6,487,000	3,066,000
Less valuation allowance	(6,487,000)	(3,066,000)
Net deferred income tax asset